Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 12,704,172	$ 1,841,932	¥ 14,575,719	¥ 15,024,188
Cost and expenses:
Cost of revenues (including share-based compensation of RMB18,449, RMB17,941 and RMB14,195 in 2020, 2021 and 2022, respectively)	(7,421,419)	(1,076,005)	(8,383,431)	(7,976,781)
Research and development (including share-based compensation of RMB175,870, RMB139,571 and RMB88,797 in 2020, 2021 and 2022, respectively)	(1,006,219)	(145,888)	(1,131,781)	(1,167,677)
Sales and marketing (including share-based compensation of RMB158,902, RMB70,821 and RMB38,432 in 2020, 2021 and 2022, respectively)	(2,073,617)	(300,646)	(2,604,309)	(2,813,922)
General and administrative (including share-based compensation of RMB325,465, RMB247,438 and RMB260,060 in 2020, 2021 and 2022, respectively)	(596,006)	(86,413)	(624,700)	(763,150)
Impairment loss on goodwill and intangible assets	0	0	(4,397,012)	0
Total cost and expenses	(11,097,261)	(1,608,952)	(17,141,233)	(12,721,530)
Other operating income	20,632	2,991	175,947	228,777
Income (loss) from operations	1,627,543	235,971	(2,389,567)	2,531,435
Interest income	368,879	53,482	384,279	444,471
Interest expense	(83,530)	(12,111)	(73,776)	(78,872)
Other gain or (loss), net	118,325	17,156	(16,000)	1,500
Income (loss) before income tax and share of loss on equity method investments	2,031,217	294,498	(2,095,064)	2,898,534
Income tax expense	(562,281)	(81,523)	(822,556)	(755,620)
Income (loss) before share of loss on equity method investments	1,468,936	212,975	(2,917,620)	2,142,914
Share of income (loss) on equity method investments	11,073	1,605	(8,084)	(42,522)
Net income (loss)	1,480,009	214,580	(2,925,704)	2,100,392
Less: net loss attributable to non-controlling interest	(4,274)	(620)	(11,996)	(3,092)
Net income (loss) attributable to the shareholders of Hello Group Inc.	¥ 1,484,283	$ 215,200	¥ (2,913,708)	¥ 2,103,484
Net income (loss) per share attributable to ordinary shareholders
Basic | (per share)	¥ 3.8	$ 0.55	¥ (7.2)	¥ 5.05
Diluted | (per share)	¥ 3.65	$ 0.53	¥ (7.2)	¥ 4.83
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	390,176,367	390,176,367	404,701,910	416,914,898
Diluted	423,810,279	423,810,279	404,701,910	452,081,642